FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2017
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(7)	$(7)

Total liabilities	$(7)	$(7)
	Year ended December 31, 2016
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(159)	$(159)

Total liabilities	$(159)	$(159)